Equity (Tables)	12 Months Ended
Jun. 30, 2026
Equity
Schedule of activity in temporary equity

Amount
Balance, June 30, 2025	$—
Issuance of potential redeemable Class A Ordinary Shares	4,201,307
Accretion to redemption value	—
Balance, June 30, 2026	$4,201,307

Pre-funded warrant
Equity
Summary of warrant activities

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2025	—	—	$—	—
Issuance	1,291,573	1,291,573	$0.0003	—
Exercised	—	—	$—	—
June 30, 2026	1,291,573	1,291,573	$0.0003	—

Warrant
Equity
Summary of warrant activities

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2023	19,259	19,259	$2,265.00	3.89
Granted/Acquired	3,569	3,569	$1,632.00	7.00
Cancellation (see Note 9)	(1,667)	(1,667)	$406.55	—
Exercised	(2,833)	(2,833)	$406.55	—
June 30, 2024	18,328	18,328	$2,166.00	3.06
Granted/Acquired	—	—	$—	—
Adjustment on down-round feature*	66,873	66,873	$228.00	10.00
Forfeited	(1)	(1)	$27,000.00	—
Exercised	(62,716)	(62,716)	$—	—
June 30, 2025	22,484	22,484	$1,652.23	6.16
Granted/Acquired	—	—	$—	—
Adjustment on down-round feature*	229,604	229,604	$1.63	6.31
Exercised	(55,753)	(55,753)	$—	—
June 30, 2026	196,335	196,335	$192.59	6.19

* Certain warrants issued in prior financing arrangements contain anti-dilution and down-round provisions that adjust the exercise price, in certain circumstances, the number of shares issuable upon exercise. During the years ended June 30, 2025 and 2026, this down-round feature was triggered. The fair value effect of the down-round adjustment was recognized within equity as a reclassification between retained earnings and additional paid-in capital in accordance with ASC 260-10-55-97, and was treated as a deemed dividend excluded from the numerator of basic earnings per share.